Schedule of Investments ─ NYLI Merger Arbitrage ETF (formerly, IQ Merger Arbitrage ETF)
July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 83.2%
Consumer Discretionary — 4.4%
Aaron's Co., Inc. (The)(a)	157,428	$1,574,280
Park Lawn Corp.	112,104	2,148,028
PlayAGS, Inc.*	170,489	1,952,099
Redrow PLC	284,944	2,730,344
Vizio Holding Corp., Class A*	262,352	2,880,625
Total Consumer Discretionary		11,285,376

Energy — 9.2%
ChampionX Corp.	159,660	5,469,951
Diamond Offshore Drilling, Inc.*	217,347	3,568,838
Marathon Oil Corp.	287,674	8,069,256
Southwestern Energy Co.*	1,005,797	6,487,391
Total Energy		23,595,436

Financials — 17.7%
AssetMark Financial Holdings, Inc.*	51,753	1,785,479
Canadian Western Bank	148,584	5,131,523
Discover Financial Services(b)	128,397	18,487,884
Heartland Financial USA, Inc.	19,562	1,066,520
Independent Bank Group, Inc.	82,251	4,857,744
Mattioli Woods PLC	104,775	1,065,864
Nuvei Corp.	211,687	7,006,840
Topdanmark A/S	67,947	3,700,879
Virgin Money UK PLC	837,253	2,316,442
Total Financials		45,419,175

Health Care — 10.2%
Atrion Corp.	2,479	1,136,126
Axonics, Inc.*	87,994	6,025,829
Calliditas Therapeutics AB, Class B*	104,128	2,003,358
Catalent, Inc.*	246,860	14,648,672
Silk Road Medical, Inc.*	66,404	1,793,572
Surmodics, Inc.*	18,007	745,490
Total Health Care		26,353,047

Industrials — 6.3%
Alpha Financial Markets Consulting PLC	161,400	1,032,409
Alps Logistics Co., Ltd.	33,623	1,280,472
Chilled & Frozen Logistics Holdings Co., Ltd.(a)	37,916	1,438,923
Hawaiian Holdings, Inc.*	126,836	1,622,232
McGrath RentCorp(a)	26,331	2,891,934
Stericycle, Inc.*	96,528	5,651,714
Sterling Check Corp.*	150,360	2,357,645
Total Industrials		16,275,329

Information Technology — 25.5%
Alps Alpine Co., Ltd.	144,900	1,543,764
ANSYS, Inc.*	48,710	15,276,917
Darktrace PLC*	478,918	3,633,069
HashiCorp, Inc., Class A*	332,190	11,211,413
Infinera Corp.*	571,252	3,393,237
Juniper Networks, Inc.	338,276	12,749,622
Perficient, Inc.*	65,369	4,929,476
PowerSchool Holdings, Inc., Class A*	220,537	4,975,315
Spirent Communications PLC	1,036,856	2,304,006
Squarespace, Inc., Class A*	126,036	5,569,531
Total Information Technology		65,586,350

Materials — 4.2%
DS Smith PLC	1,530,185	8,938,887
Haynes International, Inc.	32,819	1,954,372
Total Materials		10,893,259

Utilities — 5.7%
ALLETE, Inc.	100,742	6,497,859
Neoen SA	136,492	5,689,321

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Terna Energy SA	118,945	$2,475,098
Total Utilities		14,662,278

Total Common Stocks
(Cost $208,690,027)		214,070,250

Exchange Traded Vehicle — 3.6%
ETFS - EXCHANGE TRADED FUNDS — 3.6%
iShares Short Treasury Bond ETF
(Cost $9,385,879)	85,018	9,397,890

Rights — 0.1%
Health Care — 0.1%
Chinook Therapeutics, Inc.*(c)	435,560	169,868
Epizyme, Inc.*(c)	1,957,185	39,144
Radius Health, Inc.*(c)	177,390	14,191
Supernus Pharmaceuticals, Inc., expires 12/31/24*(c)	333,265	19,996
Supernus Pharmaceuticals, Inc., expires 12/31/25*(c)	333,265	19,996

Total Rights
(Cost $0)		263,195

Short-Term Investments — 10.4%
Money Market Funds — 10.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(d)(e)	1,199,853	1,199,853
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(d)	25,451,534	25,451,534

Total Short-Term Investments
(Cost $26,651,387)		26,651,387

Total Investments — 97.3%
(Cost $244,727,293)		250,382,722
Other Assets and Liabilities,
Net — 2.7%		7,012,379
Net Assets — 100%		$257,395,101

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,846,826; total market value of collateral held by the Fund was $1,900,235. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $700,382.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $7,487,480.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at July 31, 2024.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Merger Arbitrage ETF (formerly, IQ Merger Arbitrage ETF) (continued)
July 31, 2024 (unaudited)

Total Return Swap contracts outstanding at July 31, 2024:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Barratt Developments PLC	Morgan Stanley	1-Day FEDEF - 0.35%	6/09/2026	Monthly	$2,827,655	$–
Capital One Financial Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	19,806,905	–
Chesapeake Energy Corp.	Morgan Stanley	1-Day FEDEF - 0.51%	2/05/2025	Monthly	6,654,297	–
ConocoPhillips	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	8,154,963	–
First Advantage Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	709,550	–
International Paper Co.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	9,132,437	–
National Bank of Canada	Morgan Stanley	1-Day FEDEF - 0.35%	7/06/2026	Monthly	5,587,711	–
Noble Corp. PLC	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	2,376,252	–
Nokia OYJ	Morgan Stanley	1-Day FEDEF - 0.50%	6/09/2026	Monthly	1,219,959	–
Sampo OYJ, A Shares	Morgan Stanley	1-Day FEDEF - 0.50%	6/09/2026	Monthly	3,743,041	–
Schlumberger NV	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	5,665,286	–
SouthState Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	4,882,883	–
Synopsys, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	9,379,776	–
UMB Financial Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	1,097,327	–
WillScot Holdings Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/05/2025	Monthly	1,217,823	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $7,487,480 at July 31, 2024. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f)	Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(g)	Reflects the value at reset date of July 31, 2024.

Abbreviation

FEDEF — Federal Funds Effective Rate

Schedule of Investments ─ NYLI Merger Arbitrage ETF (formerly, IQ Merger Arbitrage ETF) (continued)
July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$214,070,250	$—	$—		$214,070,250
Exchange Traded Vehicle	9,397,890	—	—		9,397,890
Rights	—	—	263,195	(i)	263,195
Short-Term Investment:
Money Market Funds	26,651,387	—	—		26,651,387
Total Investments in Securities	250,119,527	—	263,195		250,382,722

Other Financial Instruments:(j)
Swap Contracts	—	—	—		—
Total Investments in Securities and Other Financial Instruments	$250,119,527	$—	$263,195		$250,382,722

Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	—	—	—		—

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	The Level 3 securities, valued in total at $263,195, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.